Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Correction of Error Correction

The correction of the error is presented in the Company’s consolidated financial statements as of and for the year ended December 31, 2016 as follows:

Consolidated Balance Sheet

	As Originally Reported	Restatement Adjustments	As Restated
Deferred offering costs	$8,317	$(8,317)	$—
Total current assets	29,684	(8,317)	21,367
Total assets	30,665	(8,317)	22,348
Convertible note payable, net of discount	19,804	(6,416)	13,388
Total current liability	50,917	(6,416)	44,501
Total liabilities	50,939	(6,416)	44,523
Additional paid-in capital	(2,105)	1,812	(293)
Accumulated deficit	(41,523)	(3,713)	(45,236)
Total stockholders’ equity (deficit)	(43,624)	(1,901)	(45,525)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	30,665	(8,317)	22,348

Consolidated Statement of Operations

	As Originally Reported	Restatement Adjustments	As Restated
Interest expense	$(430)	$(3,460)	$(3,890)
Other income (expense)	950	(253)	697
Total other income (expense), net	520	(3,713)	(3,193)
Loss before provision for income taxes	(23,260)	(3,713)	(26,973)
Net loss	$(23,266)	(3,713)	$(26,979)

Net loss attributable to common stockholders	$(26,470)	(3,713)	$(30,183)

Basic and diluted net loss per share attributable to common stockholders	$(12.80)	(1.79)	$(14.59)

Weighted-average shares used to compute basic and diluted net loss per share	2,068,334		2,068,334

Schedule of Cash and Available-For-Sale Securities' Cost, Gross Unrealized Losses and Fair Value by Significant Investment Category

The following table shows the Company’s cash and available-for-sale securities’ cost, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or marketable securities as of September 30, 2017:

	Cost	Gross Unrealized Losses	Fair Value	Cash and Cash Equivalents	Marketable Securities
Cash	$13,711	$—	$13,711	$13,711	$—
Level 1:
Money market funds	3,057	—	3,057	3,057	—
Level 2:
Corporate securities	43,726	(62)	43,664	3,994	39,670

Total	$60,494	$(62)	$60,432	$20,762	$39,670

Summary of Quantitative Information with Respect to Significant Unobservable Inputs

The following table summarizes quantitative information with respect to the significant unobservable inputs used for the Company’s stock warrants that are categorized within the Level 3 fair value hierarchy:

December 31, 2016
Volatility	80.0%
Risk free rate	1.84%
Discount for lack of marketability	20.0%

The following table summarizes quantitative information with respect to the significant unobservable inputs used for the Company’s 10% Warrant that are categorized as Level 3 within the fair value hierarchy:

May 17, 2017
Volatility	70.0%
Risk free rate	1.44%
Discount for lack of marketability	0%

Reconciliation of Level 3 Measurement of Company's Primary Warrant

The following table represents a reconciliation of the Level 3 measurement of the Company’s Primary Warrant:

Balance, January 1, 2016	$—
Issuance of warrant	8,064
Change in fair value of warrant liability	(950)

Balance, December 31, 2016	$7,114

Change in fair value of warrant liability	(7,114)

Balance, September 30, 2017 (unaudited)	$—

Summary of Net Revenues

Net revenues for the periods presented were comprised of the following:

	Year Ended December 31,		Nine Months Ended September 30,
	2016	2015	2017	2016
			(Unaudited)
Media agency revenues	$8,404	$13,887	$9,926	$6,197
SaaS revenues	507	41	988	211

Total net revenues	$8,911	$13,928	$10,914	$6,408

Schedule of Other Income (Expense), Net

Other income (expense), net for the years ended December 31, 2016 and 2015 and the nine-month periods ended September 30, 2017 and 2016 were comprised of the following:

	Years Ended December 31,		Nine Months Ended September 30,
	2016	2015	2017	2016
			(unaudited)
Interest income (expense), net	$(3,890)	$17	$(4,198)	$(1,341)
Stock warrants issued	—	—	(5,790)	—
Write-off of deferred debt discounts and issuance costs	—	—	(10,132)	—
Write-off of legal fees in connection with the Primary Warrant	—	—	—	(253)
Gain on fair value change of warrant liability	950	—	7,114	117
Other	(253)	68	134	(6)

Other income (expense), net	$(3,193)	$85	$(12,872)	$(1,483)

Computation of Basic and Diluted Net Loss Per Common Share

The following table presents the computation of basic and diluted net loss per common share:

	Year Ended December 31,		Nine Month Ended September 30,
	2016	2015	2017	2016
			(Unaudited)
Historical net loss per share
Numerator
Net loss	$(26,979)	$(6,210)	$(46,811)	$(17,915)
Accretion of redeemable convertible preferred stock	(3,204)	(3,330)	(4,470)	(2,383)

Net loss attributable to common stockholders	$(30,183)	$(9,540)	$(51,281)	$(20,298)

Denominator
Weighted-average common shares outstanding	2,205,577	1,631,660	8,820,609	2,068,164
Less: Weighted-average shares subject to repurchase	(137,243)	(214,928)	(180,431)	(110,568)

Denominator for basic and diluted net loss per share attributable to common stockholders	2,068,334	1,416,732	8,640,178	1,957,596

Basic and diluted net loss per share attributable to common stockholders	$(14.59)	$(6.73)	$(5.94)	$(10.37)

Effect of Anti-dilutive Securities

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	Year Ended December 31,
	2016	2015
Common stock subject to repurchase	208,885	79,650
Common stock options	680,437	634,198
Warrants to purchase common stock	2,493,449	—
Shares issuable upon conversion of the convertible note payable	1,490,651	—
Redeemable convertible preferred stock	5,083,932	4,708,398

	9,957,354	5,422,246

	Nine Months Ended September 30,
	2017	2016
	(Unaudited)
Common stock options	2,636,548	660,762
Warrants to purchase common stock	987,200	1,185,214
Shares issuable upon conversion of convertible to note payable	—	736,076
Shares issuable upon conversion of redeemable convertible preferred stock	—	4,830,323

Total	3,623,748	7,412,375